FAIR VALUE MEASUREMENT, Key Assumptions (FY) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key Assumptions [Abstract]
Probability of SPAC Merger	39.00%	48.00%
Term of SPAC Merger	3 months	6 months
Stock Price [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	17.5	15
Strike Price [Member] | Minimum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	4	4
Strike Price [Member] | Maximum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	10	10
Volatility [Member] | Minimum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	0.697	0.795
Volatility [Member] | Maximum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	0.82	0.839
Risk-Free Rate [Member] | Minimum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	0.054	0.0106
Risk-Free Rate [Member] | Maximum [Member]
Key Assumptions [Abstract]
Derivative liability, measurement input	0.0555	0.0476